Investment Objectives and Goals	Aug. 05, 2026
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BULL HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bull Hedge ETF (the “Fund”) is total return with substantial protection of principal.
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BEAR HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bear Hedge ETF (the “Fund”) is substantial protection of principal with total return.